Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	$ 221,071	$ 97,228	$ 106,203
Bank balances	64,085,358	45,389,589	41,519,788
Cash	64,306,429	45,486,817	41,625,991
Time deposits	600,200	4,804,224	14,955,778
Securities purchased under resale agreements	196,319,058	102,695,758	75,447,904
Investments in mutual funds	10,194,222	16,586,749	24,772
Short term investments classified as cash equivalents	206,513,280	119,282,507	75,472,676
Cash equivalents	253,236,558	124,086,731	90,428,454
Overnight deposits	1,471,063	471,054	1,978,738
Total other cash and cash equivalents	1,471,063	471,054	1,978,738
Total	319,014,050	170,044,602	134,033,183	$ 192,554,239
chilean Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	77,940	75,623	100,921
Bank balances	39,692,222	30,110,816	27,164,330
Cash	39,770,162	30,186,439	27,265,251
Time deposits	24,755,756	4,804,224	14,754,416
Securities purchased under resale agreements	196,319,058	102,695,758	75,447,904
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	196,319,058	102,695,758	75,447,904
Cash equivalents	221,074,814	107,499,982	90,202,320
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	260,844,976	137,686,421	117,467,571
US Dollar [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	5,290	16,154	788
Bank balances	17,550,277	4,691,411	6,479,095
Cash	17,555,567	4,707,565	6,479,883
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	1,471,063	471,054	1,978,738
Total other cash and cash equivalents	1,471,063	471,054	1,978,738
Total	19,026,630	5,178,619	8,458,621
Euro [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	954,640	182,966	786,887
Cash	954,640	182,966	786,887
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	954,640	182,966	786,887
Argentinean Pesos [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	5,477	5,451	4,494
Bank balances	1,039,825	1,391,103	2,158,115
Cash	1,045,302	1,396,554	2,162,609
Time deposits	21,967,522	0	201,362
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	10,194,222	16,586,749	24,772
Short term investments classified as cash equivalents	10,194,222	16,586,749	24,772
Cash equivalents	32,161,744	16,586,749	226,134
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	33,207,046	17,983,303	2,388,743
Uruguayan Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	548,975	718,348	1,136,783
Cash	548,975	718,348	1,136,783
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	548,975	718,348	1,136,783
Paraguayan Guarani [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	2,495,748	7,758,211	3,291,550
Cash	2,495,748	7,758,211	3,291,550
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	2,495,748	7,758,211	3,291,550
Bolivian [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	132,364	0	0
Bank balances	1,127,401	0	0
Cash	1,259,765	0	0
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	1,259,765	0	0
Others [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	676,270	536,734	503,028
Cash	676,270	536,734	503,028
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	$ 676,270	$ 536,734	$ 503,028